Unaudited Interim Condensed Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated deficit
BALANCE, value at Dec. 31, 2012	$ 116,746	$ 54	$ 520,946	$ (404,254)
BALANCE, shares at Dec. 31, 2012		5,400,810
Net income / (loss)	1,964			1,964
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 13)	600		600
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 13)		12,000
BALANCE, value at Jun. 30, 2013	119,310	54	521,546	(402,290)
BALANCE, shares at Jun. 30, 2013		5,412,810
BALANCE, value at Dec. 31, 2013	266,106	291	668,219	(402,404)
BALANCE, shares at Dec. 31, 2013		29,059,671
Net income / (loss)	(3,870)			(3,870)
Issuance of common stock - Acquisition of 33% of Interchart (Note 3), value	328		328
Issuance of common stock - Acquisition of 33% of Interchart (Note 3), shares		22,598
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 13)	1,903	4	1,899
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 13)		411,500
BALANCE, value at Jun. 30, 2014	$ 264,467	$ 295	$ 670,446	$ (406,274)
BALANCE, shares at Jun. 30, 2014		29,493,769